Trading account gains and losses (Tables)	12 Months Ended
Mar. 31, 2012
Gain (Loss) on Investments

Net trading gains (losses) for the fiscal years ended March 31, 2010, 2011 and 2012 are comprised of the following:

	2010	2011	2012
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	226,278	55,339	227,056
Derivative contracts	195,315	150,677	106,259
Total	421,593	206,016	333,315
Foreign exchange gains (losses)—net (Note)	(1,311)	55,998	98,054

Net trading gains (losses)	420,282	262,014	431,369

Note:	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments.